Provisions and Contingent Liabilities - Summary of contingent liabilities (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 191,941	R$ 153,951	R$ 89,323
Tax [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	70,700	69,386	19,971
Civil [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	114,669	81,414	64,820
Labor [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 6,572	R$ 3,151	R$ 4,532